Share-based Payment Arrangements - Summary of Employee Share Options (Detail)	12 Months Ended
	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of Options, Ending of Period | shares	3,824,062
Weighted- average Exercise Price Per Option, End of Period	$ 2.06
Number of Options, Granted | shares	3,824,062
Weighted- average Exercise Price Per Option, Granted	$ 2.06
Weighted-average fair value of options granted	$ 1.62
July 2010 to July 2016
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of Options, Beginning of Period | shares	6,670,356	6,822,523	6,887,523
Number of Options, Forfeited | shares		(32,167)	(5,000)
Number of Options Exercised | shares		(120,000)	(60,000)
Number of Options, Ending of Period | shares	6,670,356	6,670,356	6,822,523
Options exercisable, end of period | shares	6,670,356	6,670,356	6,595,294
Weighted- average Exercise Price Per Option, Beginning of Period	$ 1.43	$ 1.41	$ 1.41
Weighted- average Exercise Price Per Option, Forfeited		2.26	2.13
Weighted-average Exercise Price Per Option, Exercised		0.20	0.80
Weighted- average Exercise Price Per Option, End of Period	1.43	1.43	1.41
Weighted- average Exercise Price Per Option, Exercisable End of Period	$ 1.43	$ 1.43	$ 1.38
September 2017
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of Options, Beginning of Period | shares	501,167	698,167	755,833
Number of Options, Forfeited | shares		(197,000)	(57,666)
Number of Options, Ending of Period | shares	501,167	501,167	698,167
Options exercisable, end of period | shares	501,167	501,167
Weighted- average Exercise Price Per Option, Beginning of Period	$ 1.28	$ 1.28	$ 1.28
Weighted- average Exercise Price Per Option, Forfeited		1.28	1.28
Weighted- average Exercise Price Per Option, End of Period	1.28	1.28	$ 1.28
Weighted- average Exercise Price Per Option, Exercisable End of Period	$ 1.28	$ 1.28